UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Latin American Equity Fund

QUARTERLY REPORT

April 30, 2011

MFS Latin American Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11

Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Airlines – 2.7%
Copa Holdings S.A., “A”	800	$46,517
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	560	33,130

		$79,647

Alcoholic Beverages – 3.0%
Companhia de Bebidas das Americas, ADR	1,970	$64,183
Compania Cervecerías Unidas S.A., ADR	390	23,400

		$87,583

Apparel Manufacturers – 3.1%
Arezzo Industria e Comercio S.A. (a)	1,870	$28,991
Cia.Hering S.A.	2,900	62,767

		$91,758

Broadcasting – 1.0%
Grupo Televisa S.A., ADR (a)	1,200	$28,464

Brokerage & Asset Managers – 4.7%
BM&F Bovespa S.A.	12,100	$90,835
Bolsa Mexicana de Valores S.A. de C.V.	6,200	13,346
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	2,000	33,181

		$137,362

Business Services – 4.6%
Cielo S.A.	6,800	$62,891
LPS Brasil - Consultoria de Imoveis S.A.	1,700	46,034
Redecard S.A.	1,900	27,476

		$136,401

Computer Software – 1.6%
Totvs S.A.	2,400	$45,767

Conglomerates – 0.7%
Alfa S.A de C.V., “A”	1,440	$21,566

Construction – 4.7%
Corporacion GEO S.A.B. de C.V., “B” (a)	5,910	$17,445
Corporacion Moctezuma S.A. de C.V.	6,100	15,303
Duratex S.A.	4,800	49,611
Urbi Desarrollos Urbanos S.A. de C.V. (a)	23,930	57,332

		$139,691

Consumer Products – 1.1%
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,050	$18,872
Natura Cosmeticos S.A.	490	13,798

		$32,670

Consumer Services – 5.7%
Anhanguera Educacional Participacoes S.A.	4,800	$106,789
Kroton Educacional S.A., IEU (a)	4,700	61,991

		$168,780

Containers – 1.2%
Industria Klabin de Papel e Celulose, IPS	9,000	$35,011

Energy - Integrated – 5.5%
Petroleo Brasileiro S.A., ADR	4,300	$160,519

Food & Beverages – 2.8%
Grupo Continental S.A.	7,230	$27,094
M. Dias Branco S.A. Industria e Comercio de Alimentos	2,100	54,596

		$81,690

1

MFS Latin American Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 2.1%
Suzano Papel E Celulose S.A., IPS	6,300	$61,630

General Merchandise – 0.7%
Lojas Renner S.A.	600	$22,140

Health Maintenance Organizations – 0.9%
OdontoPrev S.A.	1,600	$25,833

Insurance – 4.3%
Brazil Insurance Participacoes e Administracao S.A.	100	$125,858

Medical & Health Technology & Services – 2.9%
Diagnosticos da America S.A.	4,000	$53,521
Fleury S.A.	2,200	32,793

		$86,314

Metals & Mining – 13.8%
Companhia Siderurgica Nacional S.A., ADR	2,440	$38,869
Gerdau S.A., ADR	1,660	20,053
Grupo Mexico S.A.B. de C.V., “B”	11,600	40,166
Ternium S.A., ADR	1,556	52,313
Usinas Siderurgicas de Minas Gerais S.A., IPS	3,400	34,903
Vale S.A., ADR	6,550	218,770

		$405,074

Natural Gas - Distribution – 1.0%
Ultrapar Participacoes S.A., IPS	1,700	$29,662

Oil Services – 1.9%
Tenaris S.A., ADR	1,120	$56,885

Other Banks & Diversified Financials – 9.8%
Banco Bradesco S.A., ADR	1,040	$21,039
Banco Santander Chile, ADR	156	14,288
Banco Santander S.A., IEU	6,500	74,784
Bancolombia S.A., ADR	435	28,819
Compartamos S.A.B. de C.V. (a)	10,900	20,329
Credicorp Ltd.	430	41,504
CSU Cardsystem S.A.	9,390	27,456
Itau Unibanco Multiplo S.A., ADR	2,590	61,513

		$289,732

Pharmaceuticals – 1.5%
Genomma Lab Internacional S.A., “B” (a)	17,200	$42,986

Real Estate – 2.8%
Brasil Brokers Participacoes	14,800	$81,376

Specialty Chemicals – 0.8%
Mexichem S.A.B de C.V.	5,900	$22,423

Telecommunications - Wireless – 6.1%
America Movil S.A.B. de C.V., “L”, ADR	2,350	$134,420
Vivo Participacoes S.A., ADR	1,050	43,901

		$178,321

Telephone Services – 1.6%
Empresa Nacional de Telecomunicaciones S.A.	2,349	$47,699

Utilities - Electric Power – 5.7%
CPFL Energia S.A.	1,200	$34,722
Eletropaulo Metropolitana S.A., IPS	1,800	43,822
Enersis S.A., ADR	1,460	31,186

2

MFS Latin American Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Equatorial Energia S.A.	2,800	$23,849
Tractebel Energia S.A.	1,930	33,811

		$167,390

Total Common Stocks		$2,890,232

Money Market Funds (v) – 3.6%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	106,158	$106,158

Total Investments		$2,996,390

Other Assets, Less Liabilities – (1.9)%		(55,921)

Net Assets – 100.0%		$2,940,469

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Latin American Equity Fund

Supplemental Information (Unaudited) 4/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,890,232	$—	$—	$2,890,232
Mutual Funds	106,158	—	—	106,158

Total Investments	$2,996,390	$—	$—	$2,996,390

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,719,841

Gross unrealized appreciation	$323,529
Gross unrealized depreciation	(46,980)

Net unrealized appreciation (depreciation)	$276,549

4

MFS Latin American Equity Fund

Supplemental Information (Unaudited) 4/30/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	Beginning	Acquisitions	Dispositions	Ending
	Shares/Par	Shares/Par	Shares/Par	Shares/Par
Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	—	2,634,134	(2,527,976)	106,158

Realized
	Gain	Capital Gain	Dividend	Ending
Underlying Affiliated Funds	(Loss)	Distributions	Income	Value
MFS Institutional Money Market Portfolio	$—	$—	$137	$106,158

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2011, are as follows:

Brazil	70.1%
Mexico	16.8%
Chile	4.0%
Argentina	3.7%
Panama	1.6%
Peru	1.4%
United States	1.4%
Colombia	1.0%

(5) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At April 30, 2011, the fund did not have more than 25% of its assets invested in any one industry.

5

MFS® European Equity Fund

QUARTERLY REPORT

April 30, 2011

MFS European Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11

Issuer	Shares/Par	Value ($)
Common Stocks – 96.1%
Aerospace – 0.9%
Cobham PLC	4,344	$16,551

Alcoholic Beverages – 2.1%
Heineken N.V.	651	$38,969

Apparel Manufacturers – 2.7%
Compagnie Financiere Richemont S.A.	250	$16,156
LVMH Moet Hennessy Louis Vuitton S.A.	189	33,942

		$50,098

Automotive – 0.5%
GKN PLC	2,405	$8,958

Broadcasting – 2.2%
Publicis Groupe	725	$41,085

Brokerage & Asset Managers – 1.0%
Deutsche Boerse AG	224	$18,613

Business Services – 3.4%
Amadeus Holdings AG (a)	794	$16,629
Compass Group PLC	1,638	15,992
Experian Group Ltd.	1,098	14,792
MITIE Group PLC	4,521	15,979

		$63,392

Computer Software – 1.5%
Dassault Systemes S.A.	352	$28,633

Construction – 2.0%
Bellway PLC	922	$10,888
BUZZI UNICEM S.p.A	843	13,048
Geberit AG	62	14,514

		$38,450

Consumer Products – 2.2%
Beiersdorf AG	168	$10,941
Reckitt Benckiser Group PLC	544	30,204

		$41,145

Electrical Equipment – 4.9%
Pfeiffer Vacuum Technology AG	63	$8,725
Schneider Electric S.A.	187	33,043
Siemens AG	345	50,190

		$91,958

Electronics – 0.5%
ASM International N.V. (a)	210	$9,121

Energy-Independent – 0.5%
Bankers Petroleum Ltd. (a)	1,129	$9,904

Energy-Integrated – 7.8%
BG Group PLC	904	$23,156
BP PLC	5,371	41,497
Royal Dutch Shell PLC, “A”	2,105	81,661

		$146,314

Food & Beverages – 7.6%
Groupe Danone	700	$51,275
Nestle S.A.	1,457	90,452

		$141,727

1

MFS European Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.1%
Tesco PLC	3,027	$20,404

Insurance – 6.6%
Hiscox Ltd.	3,237	$22,293
ING Groep N.V. (a)	3,237	42,671
SNS REAAL Groep N.V. (a)	2,092	12,859
Swiss Reinsurance Co.	492	29,321
Zurich Financial Services AG	55	15,451

		$122,595

Machinery & Tools – 0.8%
Schindler Holding AG	114	$14,748

Major Banks – 12.3%
Banco Santander S.A.	1,745	$22,284
Barclays PLC	4,241	19,998
BNP Paribas	802	63,469
Credit Suisse Group AG	584	26,540
Erste Group Bank AG	237	11,977
HSBC Holdings PLC	5,658	61,941
Julius Baer Group Ltd.	199	9,299
KBC Group N.V. (a)	344	14,022

		$229,530

Medical & Health Technology & Services – 1.2%
RHÖN-KLINIKUM AG	957	$21,893

Medical Equipment – 0.5%
Synthes, Inc.	52	$8,957

Metals & Mining – 0.2%
Voestalpine AG	74	$3,642

Network & Telecom – 1.4%
Ericsson, Inc., “B”	1,786	$27,119

Oil Services – 0.8%
AMEC PLC	249	$4,991
John Wood Group PLC	445	5,181
Technip	50	5,640

		$15,812

Other Banks & Diversified Financials – 0.5%
Komercni Banka A.S.	36	$9,494

Pharmaceuticals – 9.4%
Bayer AG	380	$33,404
Novartis AG	776	46,067
Roche Holding AG	364	59,040
Sanofi-Aventis S.A.	469	37,095

		$175,606

Real Estate – 0.5%
GSW Immobilien AG (a)	269	$8,666

Specialty Chemicals – 10.1%
Akzo Nobel N.V.	826	$64,157
Croda International PLC	563	17,689
Linde AG	369	66,460
Sika AG	3	7,658

2

MFS European Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Symrise AG	1,022	$33,711

		$189,675

Specialty Stores – 0.9%
Industria de Diseno Textil S.A.	103	$9,236
Kingfisher PLC	1,636	7,501

		$16,737

Telecommunications-Wireless – 2.8%
Vodafone Group PLC	18,446	$52,872

Telephone Services – 3.1%
Royal KPN N.V.	1,955	$31,027
TDC A/S (a)	1,421	12,339
Telecom Italia S.p.A.	6,110	9,204
Telecom Italia S.p.A.	3,788	4,892

		$57,462

Trucking – 0.7%
DSV A/S	532	$13,905

Utilities - Electric Power – 3.4%
CEZ AS	293	$16,800
Energias de Portugal S.A.	4,794	19,598
Fortum Oyj	499	17,191
Red Electrica de Espana	150	9,571

		$63,160

Total Common Stocks		$1,797,195

Money Market Funds (v) – 13.4%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	250,839	$250,839

Total Investments		$2,048,034

Other Assets, Less Liabilities – (9.5)%		(178,479)

Net Assets – 100.0%		$1,869,555

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS European Equity Fund

Supplemental Information (Unaudited) 4/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,797,195	$—	$—	$1,797,195
Mutual Funds	250,839	—	—	250,839

Total Investments	$2,048,034	$—	$—	$2,048,034

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,806,232

Gross unrealized appreciation	$244,656
Gross unrealized depreciation	(2,854)

Net unrealized appreciation (depreciation)	$241,802

4

MFS European Equity Fund

Supplemental Information (Unaudited) 4/30/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,706,117	(1,455,278)	250,839

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$89	$250,839

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2011, are as follows:

United Kingdom	25.3%
Switzerland	18.1%
France	15.7%
Germany	13.5%
Netherlands	10.6%
United States	3.9%
Spain	3.1%
Italy	1.5%
Sweden	1.4%
Other Countries	6.9%

(5) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At April 30, 2011, the fund did not have more than 25% of its assets invested in any one industry.

5

MFS® Asia Pacific ex-Japan Fund

QUARTERLY REPORT

April 30, 2011

MFS Asia Pacific ex-Japan Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11

Issuer	Shares/Par	Value ($)
Common Stocks – 92.1%
Airlines – 0.4%
Qantas Airways Ltd. (a)	3,502	$8,099

Apparel Manufacturers – 1.1%
Belle International Holdings Ltd.	3,000	$5,856
Li & Fung Ltd.	2,000	10,224
Stella International Holdings Ltd.	2,500	5,678

		$21,758

Automotive – 2.7%
Geely Automobile Holdings Ltd.	25,000	$10,011
Mando Corp.	235	41,226

		$51,237

Brokerage & Asset Managers – 0.9%
Computershare Ltd.	793	$8,414
Hong Kong Exchanges & Clearing Ltd.	400	9,127

		$17,541

Business Services – 1.9%
Cognizant Technology Solutions Corp., “A” (a)	440	$36,476

Chemicals – 1.2%
Nufarm Ltd. (a)	4,439	$23,501

Computer Software - Systems – 3.3%
Acer, Inc.	24,000	$44,919
Hon Hai Precision Industry Co. Ltd.	5,000	18,943

		$63,862

Conglomerates – 2.5%
Hutchison Whampoa Ltd.	3,000	$34,264
Wesfarmers Ltd.	357	13,031

		$47,295

Consumer Products – 0.8%
Hengan International Group Co. Ltd.	2,000	$15,606

Containers – 0.3%
Brambles Ltd.	870	$6,418

Electronics – 7.0%
Samsung Electronics Co. Ltd.	70	$58,331
Samsung Electronics Co. Ltd., GDR	37	15,374
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	61,344

		$135,049

Energy - Independent – 4.7%
China Shenhua Energy Co. Ltd.	1,500	$7,001
CNOOC Ltd.	9,000	22,204
PTT Exploration & Production Public Co. Ltd.	4,700	29,286
Woodside Petroleum Ltd.	641	32,882

		$91,373

Energy - Integrated – 0.6%
China Petroleum & Chemical Corp.	12,000	$12,083

Engineering - Construction – 2.3%
Hyundai Development Co. Ltd.	430	$11,757
Keppel Corp. Ltd.	3,300	32,082

		$43,839

Food & Beverages – 0.8%
Want Want China Holdings Ltd.	17,000	$15,257

MFS Asia Pacific ex-Japan Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.9%
CP All PLC	5,900	$8,549
Dairy Farm International Holdings Ltd.	900	7,956

		$16,505

Gaming & Lodging – 3.5%
Sands China Ltd. (a)	24,000	$67,368

Insurance – 5.9%
AIA Group Ltd. NPV (a)	9,400	$31,651
China Pacific Insurance (Group) Co. Ltd	12,000	51,840
Samsung Fire & Marine Insurance Co. Ltd.	146	31,335

		$114,826

Machinery & Tools – 1.4%
Sinotruk (Hong Kong) Ltd.	16,000	$13,268
T.K. Corp. (a)	587	13,228

		$26,496

Major Banks – 9.6%
Bank of China Ltd.	53,000	$29,277
National Australia Bank Ltd.	2,606	77,352
Westpac Banking Corp.	2,910	79,231

		$185,860

Medical Equipment – 0.9%
Cochlear Ltd.	71	$6,266
Fisher & Paykel Healthcare Corp. Ltd.	4,622	11,558

		$17,824

Metals & Mining – 8.7%
BHP Billiton Ltd.	793	$39,836
Iluka Resources Ltd.	2,022	27,726
Maanshan Iron & Steel Co. Ltd.	42,000	22,119
MOIL Ltd.	1,416	12,229
Rio Tinto Ltd. Npv	682	61,455
Steel Authority of India Ltd.	1,538	5,541

		$168,906

Other Banks & Diversified Financials – 14.4%
China Construction Bank	58,500	$55,289
China Minsheng Banking Corp. Ltd.	13,000	12,471
Chinatrust Financial Holding Co. Ltd.	22,000	20,165
CIMB Group Holdings Berhad	9,700	26,821
ICICI Bank Ltd., ADR	710	35,784
Macquarie Group Ltd.	198	7,631
PT Bank Negara Indonesia Tbk.	38,697	18,300
PT Bank Rakyat Indonesia (Persero) Tbk	29,000	21,841
Shinhan Financial Group Co. Ltd.	550	26,944
Siam Commercial Bank Public Co. Ltd.	5,600	21,762
United Overseas Bank Ltd.	2,000	32,058

		$279,066

Precious Metals & Minerals – 2.4%
Newcrest Mining Ltd.	1,029	$46,751

Real Estate – 3.9%
CapitaCommerical Trust, REIT	16,000	$18,823
Hang Lung Properties Ltd.	10,000	44,552
Overseas Union Enterprise Ltd.	5,000	12,540

		$75,915

MFS Asia Pacific ex-Japan Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Special Products & Services – 0.0%
Hutchison Port Holdings Trust, IEU (a)	300	$276

Specialty Chemicals – 1.9%
Formosa Plastic Corp.	4,000	$16,342
PTT Chemical PCL	3,700	19,833

		$36,175

Specialty Stores – 0.4%
Cj O Shopping Co. Ltd.	35	$7,495

Telecommunications - Wireless – 0.1%
PT Indosat Tbk	2,500	$1,562

Telephone Services – 4.8%
China Unicom Ltd.	32,000	$65,102
Chunghwa Telecom	3,200	10,179
PT XL Axiata Tbk (a)	21,500	17,071

		$92,352

Utilities - Electric Power – 2.8%
Cheung Kong Infrastructure Holdings Ltd.	2,000	$9,744
Spark Infrastructure Group, IEU (n)	34,354	44,622

		$54,366

Total Common Stocks		$1,781,137

Warrants – 4.5%
Energy - Independent – 1.3%
Merrill Lynch (Oil & Natural Gas Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)	3,548	$24,699

Machinery & Tools – 0.3%
Merrill Lynch (BEML Limited - Zero Strike Warrant (1 share for 1 warrant))(a)(n)	382	$6,003

Metals & Mining – 0.9%
Merrill Lynch (Steel Authority of India - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	4,630	$16,681

Oil Services – 1.0%
Merrill Lynch (Reliance Industries - Zero Strike Warrant (1 share for 1 warrant))(a)(n)	893	$19,869

Other Banks & Diversified Financials – 1.0%
Deutsche Bank AG London (Housing Development - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	382	$19,719

Total Warrants		$86,971

Money Market Funds (v) – 6.3%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	121,408	$121,408

Total Investments		$1,989,516

Other Assets, Less Liabilities – (2.9)%		(56,179)

Net Assets – 100.0%		$1,933,337

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $106,894, representing 5.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

MFS Asia Pacific ex-Japan Fund

PORTFOLIO OF INVESTMENTS (unaudited) 4/30/11 - continued

	Acquisition
Restricted Securities	Date	Cost	Value
Merrill Lynch (Oil & Natural Gas Corp. - Zero Strike Warrant)	2/08/11 - 4/20/11	$25,549	$24,699
% of Net Assets			1.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Asia Pacific ex-Japan Fund

Supplemental Information (Unaudited) 4/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Australia	$483,214	$—	$—	$483,214
China	337,384	—	—	337,384
Hong Kong	220,567	—	—	220,567
South Korea	205,690	—	—	205,690
Taiwan	171,892	—	—	171,892
India	140,525	—	—	140,525
Singapore	95,779	—	—	95,779
Thailand	29,286	50,142	—	79,428
Indonesia	58,775	—	—	58,775
Other Countries	74,854	—	—	74,854
Mutual Funds	121,408	—	—	121,408

Total Investments	$1,939,374	$50,142	$—	$1,989,516

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Asia Pacific ex-Japan Fund

Supplemental Information (Unaudited) 4/30/11 - continued

(2) Portfolio Securities

The federal tax cost of securities held were as follows:

Aggregate cost	$1,764,354

Gross unrealized appreciation	$261,220
Gross unrealized depreciation	(36,058)

Net unrealized appreciation (depreciation)	$225,162

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	Beginning	Acquisitions	Dispositions	Ending
	Shares/Par	Shares/Par	Shares/Par	Shares/Par
Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	—	1,828,712	(1,707,304)	121,408

Realized
	Gain	Capital Gain	Dividend	Ending
Underlying Affiliated Funds	(Loss)	Distributions	Income	Value
MFS Institutional Money Market Portfolio	$—	$—	$126	$121,408

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2011, are as follows:

Australia	25.0%
China	17.4%
Hong Kong	11.4%
South Korea	10.6%
Taiwan	8.9%
India	7.3%
United States	6.3%
Singapore	5.0%
Thailand	4.1%
Other Countries	4.0%

(5) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of any one industry sector if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific market excluding Japan. At April 30, 2011, the fund did not have more than 25% of its assets invested in any one industry.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*	Print name and title of each signing officer under his or her signature.